UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Venesprie Capital, LLC

Address:  101 Park Avenue
          48th Floor
          New York, NY 10178


13F File Number: 028-13289

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Quincy Fennebresque
Title:  Managing Member
Phone:  (212) 984-2537


Signature, Place and Date of Signing:

/s/ Quincy Fennebresque            New York, NY             May 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   74

Form 13F Information Table Value Total:  $247,435
                                         (thousands)


List of Other Included Managers:

1.       028-13291                  Venesprie Capital Partners QP, LP


                                                         FORM 13F INFORMATION TABLE
                                                            March 31, 2009


COLUMN 1                      COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6     COLUMN 7       COLUMN 8

                              TITLE                      VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION   MANAGERS  SOLE     SHARED   NONE
--------------                --------        -----      --------  -------   --- ----  ----------   --------  ----     ------   ----
ABM INDS INC                  COM             000957100   1,784      108,782 SH        DEFINED      (1)                  108,782
ABM INDS INC                  COM             029912201     753       45,893 SH        SOLE         NONE       45,893
AIRVANA INC                   COM             00950V101   3,807      650,778 SH        DEFINED      (1)                  650,778
AIRVANA INC                   COM             00950V101   1,606      274,505 SH        SOLE         NONE      274,505
AMERICAN GREETINGS CORP       CL A            026375105   1,031      203,800 SH  PUT   DEFINED      (1)                  203,800
AMERICAN GREETINGS CORP       CL A            026375105     250       49,400 SH  PUT   SOLE         NONE       49,400
AMERICAN TOWER CORP           CL A            029912201   3,596      118,181 SH        DEFINED      (1)                  118,181
AMERICAN TOWER CORP           CL A            029912201   1,517       49,860 SH        SOLE         NONE       49,860
APPLE INC                     COM             037833100   1,736       16,512 SH        DEFINED      (1)                   16,512
APPLE INC                     COM             037833100     732        6,969 SH        SOLE         NONE        6,969
CABLEVISION SYS CORP          CL A NY CABLVS  12686C109   6,119      472,877 SH        DEFINED      (1)                  472,877
CABLEVISION SYS CORP          CL A NY CABLVS  12686C109   2,581      199,480 SH        SOLE         NONE      199,480
CITIGROUP INC                 COM             172967101   2,106      832,300 SH  CALL  DEFINED      (1)                  832,300
CITIGROUP INC                 COM             172967101     888      351,100 SH  CALL  SOLE         NONE      351,100
COCA COLA CO                  COM             191216100   4,313       98,144 SH        DEFINED      (1)                   98,144
COCA COLA CO                  COM             191216100   1,820       41,403 SH        SOLE         NONE       41,403
COMCAST CORP NEW              CL A SPL        20030N200   6,357      493,914 SH        DEFINED      (1)                        0
COMCAST CORP NEW              CL A SPL        20030N200   2,681      208,361 SH        SOLE         NONE            0
DATA DOMAIN INC               COM             23767P109   2,129      169,362 SH        DEFINED      (1)                  169,362
DATA DOMAIN INC               COM             23767P109     898       71,450 SH        SOLE         NONE       71,450
DECKERS OUTDOOR CORP          COM             243537107   1,053       19,855 SH        DEFINED      (1)                   19,855
DECKERS OUTDOOR CORP          COM             243537107     444        8,375 SH        SOLE         NONE        8,375
DUN & BRADSTREET CORP DEL NE  COM             26483E100   1,380       17,921 SH        DEFINED      (1)                   17,921
DUN & BRADSTREET CORP DEL NE  COM             26483E100     582        7,560 SH        SOLE         NONE        7,560
FORTUNE BRANDS INC            COM             349631101  27,047    1,101,700 SH  PUT   DEFINED      (1)                1,101,700
FORTUNE BRANDS INC            COM             349631101  11,379      463,500 SH  PUT   SOLE         NONE      463,500
GANNETT INC                   COM             364730101     935      425,100 SH  PUT   DEFINED      (1)                  425,100
GANNETT INC                   COM             364730101     393      178,700 SH  PUT   SOLE         NONE      178,700
GENERAL ELECTRIC CO           COM             369604103   4,948      489,400 SH  PUT   DEFINED      (1)                  489,400
GENERAL ELECTRIC CO           COM             369604103   2,083      206,000 SH  PUT   SOLE         NONE      206,000
GENERAL MTRS CORP             COM             370442105     672      346,220 SH        DEFINED      (1)                  346,220
GENERAL MTRS CORP             COM             370442105     283      146,058 SH        SOLE         NONE      146,058
GENERAL MTRS CORP             COM             370442105   2,374    1,223,500 SH  CALL  DEFINED      (1)                1,223,500
GENERAL MTRS CORP             COM             370442105   1,001      515,900 SH  CALL  SOLE         NONE      515,900
GOOGLE INC                    CL A            38259P508   2,989        8,587 SH        DEFINED      (1)                    8,587
GOOGLE INC                    CL A            38259P508   1,259        3,619 SH        SOLE         NONE        3,619
ISHARES TR                    RUSSELL 2000    464287655  16,869      401,163 SH        DEFINED      (1)                  401,163
ISHARES TR                    RUSSELL 2000    464287655   7,117      169,245 SH        SOLE         NONE      169,245
LABORATORY CORP AMER HLDGS    COM NEW         50540R409   4,663       79,724 SH        DEFINED      (1)                   79,724
LABORATORY CORP AMER HLDGS    COM NEW         50540R409   1,967       33,630 SH        SOLE         NONE       33,630
LORILLARD INC                 COM             544147101   4,980       80,654 SH        DEFINED      (1)                   80,654
LORILLARD INC                 COM             544147101   2,100       34,016 SH        SOLE         NONE       34,016
MACERICH CO                   COM             554382101     148       23,700 SH  PUT   DEFINED      (1)                   23,700
MACERICH CO                   COM             554382101      61        9,800 SH  PUT   SOLE         NONE        9,800
MASTERCARD INC                CL A            57636Q104   3,642       21,745 SH        DEFINED      (1)                   21,745
MASTERCARD INC                CL A            57636Q104   1,535        9,169 SH        SOLE         NONE        9,169
MICROSOFT CORP                COM             594918104   4,126      224,629 SH        DEFINED      (1)                  224,629
MICROSOFT CORP                COM             594918104   1,741       94,756 SH        SOLE         NONE       94,756
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104   2,965       97,799 SH        DEFINED      (1)                   97,799
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104   1,251       41,260 SH        SOLE         NONE       41,260
PRICELINE COM INC             COM NEW         741503403   4,164       52,854 SH        DEFINED      (1)                   52,854
PRICELINE COM INC             COM NEW         741503403   1,756       22,286 SH        SOLE         NONE       22,286
QUALCOMM INC                  COM             747525103   2,723       69,990 SH        DEFINED      (1)                   69,990
QUALCOMM INC                  COM             747525103   1,149       29,527 SH        SOLE         NONE       29,527
SPDR TR                       UNIT SER 1      78462F103  13,004      163,526 SH        DEFINED      (1)                  163,526
SPDR TR                       UNIT SER 1      78462F103   5,486       68,989 SH        SOLE         NONE       68,989
TERADATA CORP DEL             COM             88076W103   4,874      300,471 SH        DEFINED      (1)                  300,471
TERADATA CORP DEL             COM             88076W103   2,056      126,757 SH        SOLE         NONE      126,757
TIME WARNER CABLE INC         COM             88732J207   8,601      346,818 SH        DEFINED      (1)                  346,818
TIME WARNER CABLE INC         COM             88732J207   3,628      146,302 SH        SOLE         NONE      146,302
TRANSDIGM GROUP INC           COM             893641100   4,791      145,886 SH        DEFINED      (1)                  145,886
TRANSDIGM GROUP INC           COM             893641100   2,021       61,542 SH        SOLE         NONE       61,542
UNITEDHEALTH GROUP INC        COM             91324P102   4,138      197,727 SH        DEFINED      (1)                  197,727
UNITEDHEALTH GROUP INC        COM             91324P102   1,746       83,412 SH        SOLE         NONE       83,412
VAIL RESORTS INC              COM             91879Q109   1,516       74,213 SH        DEFINED      (1)                   74,213
VAIL RESORTS INC              COM             91879Q109     640       31,307 SH        SOLE         NONE       31,307
VISA INC                      COM CL A        92826C839   4,157       74,775 SH        DEFINED      (1)                   74,775
VISA INC                      COM CL A        92826C839   1,754       31,540 SH        SOLE         NONE       31,540
WAL MART STORES INC           COM             931142103   3,107       59,643 SH        DEFINED      (1)                   59,643
WAL MART STORES INC           COM             931142103   1,311       25,157 SH        SOLE         NONE       25,157
WHOLE FOODS MKT INC           COM             966837106  10,189      606,500 SH  PUT   DEFINED      (1)                  606,500
WHOLE FOODS MKT INC           COM             966837106   4,279      254,700 SH  PUT   SOLE         NONE      254,700
YINGLI GREEN ENERGY HLDG CO   ADR             98584B103   1,163      193,243 SH        DEFINED      (1)                  193,243
YINGLI GREEN ENERGY HLDG CO   ADR             98584B103     491       81,523 SH        SOLE         NONE       81,523

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